Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	CELLECTIS S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share*
Security Exchange Name	NASDAQ
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	FR
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity File Number	001-36891
Entity Incorporation, State or Country Code	I0
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
Document Accounting Standard	International Financial Reporting Standards
No Trading Symbol Flag	true
Auditor Firm ID	1253	1704
Auditor Name	KPMG SA	Ernst & Young et Autres
Auditor Location	Paris-La Defense, France	Courbevoie, France
Amendment Description	Cellectis S.A. (the “Company”) is filing this Amendment No. 1 (“Amendment No. 1”) on Form 20-F/A to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2024 (the “Original Form 20-F”), which was originally filed with the Securities and Exchange Commission (“SEC”) on March 14, 2025. This Amendment No. 1 is being filed solely to provide (i) an updated Exhibit 15.1 (Consent of KPMG SA) to correct an administrative error in such Exhibit 15.1 in the Original Form 20-F, where the conformed signature of KPMG SA was inadvertently omitted and (ii) an updated Exhibit 15.2 (Consent of Ernst & Young et Autres) to correct an administrative error in such Exhibit 15.2 in the Original Form 20-F, where the incorrect date of the consent was inadvertently included. The updated consents are included with this Amendment No. 1. This Amendment No. 1 speaks as of the date of the Original Form 20-F. Except as described above, the Company has not modified or updated disclosures made in the Original Form 20-F in this Amendment No. 1. Accordingly, this Amendment No. 1 does not reflect events occurring after the filing of the Original Form 20-F or modify or update any disclosures affected by subsequent events. This Amendment No. 1 consists of a cover page, this explanatory note, the signature page, Exhibits 12.1 and 12.2 (new certifications by the Company’s principal executive officer and principal financial officer as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended) and the updated Exhibits 15.1 and 15.2.
Ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,093,873
Class A Convertible Preferred Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class B Convertible Preferred Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,000,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	FR
Contact Personnel Name	Marie-Bleuenn Terrier
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
City Area Code	33
Local Phone Number	1 81 69 16 00
Contact Personnel Fax Number	+33 (0)1 81 69 16 06
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CLLS
Title of 12(b) Security	American Depositary Shares, each representing one
Security Exchange Name	NASDAQ